Actual and Expected Future Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Actual and Estimated Amortization Expense [Line Items]
Actual Amortization	$ 121	$ 169	$ 96
Projected Amortization:
2013	142
2014	129
2015	106
2016	91
2017	$ 81